Organization and nature of business (Detail Textuals) - USD ($)	1 Months Ended		12 Months Ended
	Feb. 23, 2018	Feb. 21, 2018	Sep. 30, 2018	Nov. 24, 2016	Oct. 24, 2016	Aug. 10, 2016	Jul. 05, 2016
Organization And Nature Of Business [Line Items]
Gross proceeds from initial public offering			$ 7,728,000
IPO
Organization And Nature Of Business [Line Items]
Number of ordinary shares		1,680,000
Initial public offering price		$ 4.00
Gross proceeds from initial public offering		$ 6,720,000
Net proceeds from initial public offering		$ 5,374,341
Option granted term		45 days
IPO | Underwriter
Organization And Nature Of Business [Line Items]
Number of ordinary shares		252,000
FMI | Zhengyu Wang
Organization And Nature Of Business [Line Items]
Percentage of Ownership					100.00%
Forest Food | National Trust Co., Ltd
Organization And Nature Of Business [Line Items]
Remaining percentage of ownership equity interest					3.85%
Forest Food | Zhengyu Wang
Organization And Nature Of Business [Line Items]
Percentage of Ownership				96.15%
China
Organization And Nature Of Business [Line Items]
Percentage of product sold			91.00%
International
Organization And Nature Of Business [Line Items]
Percentage of product sold			9.00%
View Trade Securities, Inc. | IPO
Organization And Nature Of Business [Line Items]
Number of ordinary shares	252,000
Initial public offering price	$ 4.00
Gross proceeds from initial public offering	$ 1,008,000
Net proceeds from initial public offering	$ 927,330
Suyuan Agriculture Technology Co., Ltd | Farmmi Enterprise | Zhengyu Wang
Organization And Nature Of Business [Line Items]
Percentage of ownership interest							50.00%
Suyuan Agriculture Technology Co., Ltd | Farmmi Technology | Zhengyu Wang
Organization And Nature Of Business [Line Items]
Percentage of ownership interest						50.00%
Suyuan Agriculture Technology Co., Ltd | FLS Mushroom | Zhengyu Wang
Organization And Nature Of Business [Line Items]
Percentage of Ownership					100.00%